Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Liabilities [Abstract]
Borrowings	¥ 13,048,498	¥ 12,452,115
Transferred to SPEs [Member]
Assets [Abstract]
Japanese government securities	1,000	1,000
Loans for trading purposes	73,000	69,000
Loans receivable	500,000	539,000
Total	574,000	609,000
Liabilities [Abstract]
Borrowings	¥ 574,000	¥ 609,000